STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3%
Advertising - .7%
Lamar Media, Gtd. Notes	5.75	2/1/2026	3,555,000		3,771,855
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	3,518,000	[b]	3,702,695
				7,474,550
Aerospace & Defense - 1.7%
Bombardier, Sr. Unscd. Notes	6.00	10/15/2022	3,015,000	[b]	3,026,306
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	3,315,000	[b]	3,323,287
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	2,380,000	[b]	2,376,073
TransDigm, Gtd. Notes	6.50	5/15/2025	5,915,000		6,158,994
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	2,690,000	[b]	2,895,112
				17,779,772
Automobiles & Components - 1.0%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	2,315,000		2,248,444
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	4,625,000	[b]	4,694,375
Panther BF Aggregator 2, Sr. Scd. Notes	6.25	5/15/2026	3,030,000	[b]	3,196,650
				10,139,469
Banks - .6%
CIT Bank, Sr. Unscd. Notes	2.97	9/27/2025	2,365,000		2,372,391
CIT Group, Sub. Notes	6.13	3/9/2028	1,355,000		1,585,350
Citigroup, Jr. Sub. Stock	5.95	1/30/2023	2,400,000	[c]	2,497,716
				6,455,457
Beverage Products - .1%
Cott Holdings, Gtd. Notes	5.50	4/1/2025	1,030,000	[b]	1,072,518
Building Materials - 1.4%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	4,515,000	[b,c]	4,458,562
Griffon, Gtd. Notes	5.25	3/1/2022	4,080,000		4,131,000
Jeld-Wen, Gtd. Notes	4.63	12/15/2025	2,675,000	[b]	2,691,799
Masonite International, Gtd. Notes	5.38	2/1/2028	2,176,000	[b,c]	2,276,640
Standard Industries, Sr. Unscd. Notes	6.00	10/15/2025	955,000	[b]	1,006,054
				14,564,055
Chemicals - .8%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	1,900,000	[b]	1,852,500
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	490,000	[b]	493,675
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	2,835,000	[b,c]	2,969,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Chemicals - .8% (continued)
Trinseo Materials Operating, Gtd. Notes		5.38	9/1/2025	1,285,000	[b]	1,251,269
Venator Finance, Gtd. Notes		5.75	7/15/2025	2,530,000	[b,c]	2,144,175
					8,711,281
Collateralized Loan Obligations Debt - 2.0%
Babson CLO , Ser. 2015-1A, Cl. ER, 3 Month LIBOR +5.50%		7.78	1/20/2031	3,000,000	[b,d]	2,540,264
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		7.80	4/15/2031	2,000,000	[b,d]	1,800,291
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR +5.40%		7.70	4/17/2031	3,000,000	[b,d]	2,592,138
CIFC Funding, Ser. 2012-2RA, Cl. D, 3 Month LIBOR +5.45%		7.73	1/20/2028	1,000,000	[b,d]	951,958
Dryden 37 Senior Loan Fund, Ser. 2015-37A, Cl. ER, 3 Month LIBOR +5.15%		7.45	1/15/2031	5,000,000	[b,d]	4,427,521
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		8.32	7/16/2031	1,250,000	[b,d]	1,093,669
Octagon Investment Partners 39, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		8.03	10/20/2030	2,000,000	[b,d]	1,847,648
Ozlm Vi, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.35	4/17/2031	4,000,000	[b,d]	3,577,409
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		7.99	5/20/2031	1,500,000	[b,d]	1,409,383
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.63	10/20/2031	1,000,000	[b,d]	914,450
					21,154,731
Commercial & Professional Services - 2.5%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	2,000,000	[b]	1,712,500
AMN Healthcare, Gtd. Notes		4.63	10/1/2027	2,225,000	[b]	2,241,688
Harsco, Gtd. Notes		5.75	7/31/2027	2,255,000	[b]	2,353,769
Jaguar Holding II, Gtd. Notes		6.38	8/1/2023	2,460,000	[b]	2,549,175
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,538,000	[b]	1,619,783
Prime Security Services Borrower, Sr. Scd. Notes		5.25	4/15/2024	2,070,000	[b]	2,130,134
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	1,990,000	[b]	2,077,162
Techem Verwaltungsgesellschaft 674, Sr. Scd. Notes	EUR	6.00	7/30/2026	1,715,000		2,028,032
United Rentals North America, Gtd. Notes		4.63	10/15/2025	965,000		988,389
United Rentals North America, Gtd. Notes		5.88	9/15/2026	3,355,000		3,590,018
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	2,430,000	[b]	2,596,747

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Commercial & Professional Services - 2.5% (continued)
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	2,170,000	[b,c]	2,262,225
					26,149,622
Consumer Discretionary - 7.2%
AMC Entertainment Holdings, Gtd. Notes		5.75	6/15/2025	3,020,000	[c]	2,889,838
AMC Entertainment Holdings, Gtd. Notes		5.88	11/15/2026	1,080,000		986,491
AMC Entertainment Holdings, Gtd. Notes		6.13	5/15/2027	1,275,000	[c]	1,160,250
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	1,900,000	[b]	1,904,750
Boyd Gaming, Gtd. Notes		6.00	8/15/2026	3,945,000		4,176,404
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	2,545,000	[b]	2,551,362
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	2,350,000	[b]	2,376,437
Eldorado Resorts, Gtd. Notes		6.00	4/1/2025	4,030,000		4,261,725
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	3,505,000		3,621,191
HD Supply, Gtd. Notes		5.38	10/15/2026	1,870,000	[b]	1,989,213
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	3,295,000	[b]	3,673,925
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	3,490,000	[b]	3,891,594
Lennar, Gtd. Notes		5.25	6/1/2026	2,400,000		2,604,000
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	4,440,000	[b]	4,705,867
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	1,305,000	[b,c]	1,416,012
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	1,470,000		1,595,113
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,885,000	[b]	3,079,737
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	1,435,000	[b]	1,484,221
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	3,730,000	[b]	3,981,775
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	1,550,000	[b]	1,708,875
Taylor Morrison Communities, Gtd. Notes		5.88	4/15/2023	3,080,000	[b]	3,303,300
Tempur Sealy International, Gtd. Notes		5.50	6/15/2026	5,685,000		5,947,931
TRI Pointe Group, Gtd. Notes		5.88	6/15/2024	4,815,000		5,140,012
Univar USA, Gtd. Notes		6.75	7/15/2023	1,835,000	[b]	1,873,994
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	3,120,000		3,166,800
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	2,925,000	[b]	3,071,250
					76,562,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Consumer Staples - 1.3%
First Quality Finance, Gtd. Notes		5.00	7/1/2025	6,140,000	[b]	6,354,900
Prestige Brands, Gtd. Notes		6.38	3/1/2024	5,865,000	[b,c]	6,128,925
Spectrum Brands, Gtd. Notes		5.75	7/15/2025	1,695,000		1,777,191
					14,261,016
Diversified Financials - 5.2%
Ally Financial, Gtd. Notes		8.00	11/1/2031	3,402,000		4,720,275
Ally Financial, Sr. Unscd. Notes		4.63	3/30/2025	3,970,000		4,287,600
Ally Financial, Sr. Unscd. Notes		4.63	5/19/2022	1,650,000		1,716,000
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	2,000,000	[b]	2,330,666
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	3,970,000	[b]	4,019,625
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,820,000	[c]	2,114,144
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	2,970,000	[b]	3,014,550
Icahn Enterprises, Gtd. Notes		6.25	2/1/2022	2,285,000		2,350,123
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	2,815,000	[b]	2,955,750
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	890,000		928,938
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	7,145,000	[b]	7,323,625
Nationstar Mortgage, Gtd. Notes		6.50	7/1/2021	890,000		894,450
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	4,025,000	[b]	4,206,125
Navient, Sr. Unscd. Notes		5.50	1/25/2023	4,325,000		4,481,781
Quicken Loans, Gtd. Notes		5.75	5/1/2025	4,470,000	[b]	4,632,037
VHF Parent, Scd. Notes		6.75	6/15/2022	4,890,000	[b]	5,060,783
					55,036,472
Electronic Components - 1.3%
Energizer Holdings, Gtd. Notes		5.50	6/15/2025	2,870,000	[b]	2,978,572
Energizer Holdings, Gtd. Notes		6.38	7/15/2026	1,639,000	[b,c]	1,759,696
Energizer Holdings, Gtd. Notes		7.75	1/15/2027	1,921,000	[b]	2,145,181
Sensata Technologies, Gtd. Notes		4.88	10/15/2023	2,805,000	[b]	2,966,287
TTM Technologies, Gtd. Notes		5.63	10/1/2025	4,185,000	[b]	4,195,462
					14,045,198
Energy - 10.3%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	1,475,000	[b]	1,231,625
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	2,330,000	[b]	1,951,328
Antero Resources, Gtd. Notes		5.13	12/1/2022	2,420,000		2,135,650
Antero Resources, Gtd. Notes		5.63	6/1/2023	1,015,000	[c]	883,050
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	3,246,000	[b]	3,221,655
Brazos Valley Longhorn, Gtd. Notes		6.88	2/1/2025	2,230,000		1,934,525
Carrizo Oil & Gas, Gtd. Notes		6.25	4/15/2023	2,165,000	[c]	2,062,163

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Energy - 10.3% (continued)
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	4,295,000	[b]	4,305,737
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.88	3/31/2025	1,270,000		1,416,050
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/2024	1,695,000		1,951,369
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	3,045,000		3,178,980
Cheniere Energy Partners, Sr. Unscd. Notes	4.50	10/1/2029	2,750,000	[b]	2,823,906
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	2,835,000	[c]	2,062,463
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	2,820,000	[b]	2,886,101
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	1,190,000		1,228,675
Crownrock, Sr. Unscd. Notes	5.63	10/15/2025	3,610,000	[b]	3,646,028
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	4,580,000		4,889,150
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	2,955,000		2,751,844
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	1,475,000		1,406,781
Enviva Partners, Gtd. Notes	8.50	11/1/2021	5,495,000		5,639,244
Genesis Energy, Gtd. Bonds	5.63	6/15/2024	4,545,000		4,374,562
Genesis Energy, Gtd. Notes	6.25	5/15/2026	575,000		556,313
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	2,780,000		2,024,813
Jagged Peak Energy, Gtd. Notes	5.88	5/1/2026	2,655,000		2,674,912
Matador Resources, Gtd. Notes	5.88	9/15/2026	2,715,000		2,733,733
Oasis Petroleum, Gtd. Notes	6.25	5/1/2026	735,000	[b,c]	599,025
Parsley Energy, Gtd. Notes	5.38	1/15/2025	3,925,000	[b]	3,993,687
PDC Energy, Gtd. Notes	6.13	9/15/2024	2,640,000		2,640,000
Precision Drilling, Gtd. Notes	7.13	1/15/2026	1,475,000	[b]	1,371,750
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,210,000	[c]	1,181,505
Range Resources, Gtd. Notes	5.00	3/15/2023	1,500,000		1,316,250
Rose Rock Finance, Gtd. Notes	5.63	7/15/2022	1,380,000		1,407,614
Rose Rock Finance, Gtd. Notes	5.63	11/15/2023	1,690,000		1,738,588
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	2,925,000	[b]	2,500,875
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	2,455,000		2,116,947
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	2,780,000		2,432,500
SRC Energy, Sr. Unscd. Notes	6.25	12/1/2025	2,855,000		2,840,668
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/2025	3,795,000		3,222,714
Targa Resources Partners, Gtd. Bonds	5.13	2/1/2025	3,760,000		3,885,396
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	880,000		932,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Energy - 10.3% (continued)
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	590,000	[b]	645,218
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	1,573,000	[b]	1,628,055
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	1,770,000	[b]	1,774,425
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	2,116,000		2,205,930
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	1,600,000	[b]	1,660,000
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	3,265,000	[c]	2,220,200
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	3,035,000		3,125,170
				109,409,974
Environmental Control - 1.4%
Clean Harbors, Sr. Unscd. Notes	4.88	7/15/2027	1,200,000	[b]	1,255,500
Covanta Holding, Sr. Unscd. Notes	5.88	3/1/2024	4,405,000		4,548,162
GFL Environmental, Sr. Unscd. Notes	5.38	3/1/2023	4,260,000	[b]	4,333,698
GFL Environmental, Sr. Unscd. Notes	5.63	5/1/2022	1,480,000	[b]	1,520,700
Waste Pro USA, Sr. Unscd. Notes	5.50	2/15/2026	2,871,000	[b]	2,974,241
				14,632,301
Food Products - 1.6%
Albertsons, Gtd. Notes	5.75	3/15/2025	1,460,000		1,511,100
Albertsons, Gtd. Notes	5.88	2/15/2028	1,540,000	[b]	1,633,848
Albertsons, Gtd. Notes	6.63	6/15/2024	3,680,000		3,873,200
Albertsons, Gtd. Notes	7.50	3/15/2026	1,255,000	[b]	1,402,463
New Albertsons, Sr. Unscd. Bonds	8.00	5/1/2031	954,000		968,310
Post Holdings, Gtd. Notes	5.50	3/1/2025	6,450,000	[b]	6,780,562
Post Holdings, Gtd. Notes	5.75	3/1/2027	1,015,000	[b]	1,081,178
				17,250,661
Forest Products & Other - .5%
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	1,295,000	[b]	1,352,110
Mercer International, Sr. Unscd. Notes	7.38	1/15/2025	3,335,000		3,482,073
				4,834,183
Health Care - 8.8%
Avantor, Sr. Scd. Notes	6.00	10/1/2024	7,435,000	[b]	7,985,413
Avantor, Sr. Unscd. Notes	9.00	10/1/2025	1,220,000	[b]	1,374,025
Bausch Health, Gtd. Notes	6.13	4/15/2025	4,650,000	[b]	4,836,000
Bausch Health, Gtd. Notes	7.25	5/30/2029	3,990,000	[b]	4,368,252
Bausch Health, Gtd. Notes	9.00	12/15/2025	5,320,000	[b]	5,991,650
Bausch Health, Sr. Scd. Notes	5.75	8/15/2027	2,470,000	[b]	2,675,825
Catalent Pharma Solutions, Gtd. Notes	5.00	7/15/2027	3,380,000	[b]	3,515,200
Centene, Sr. Unscd. Notes	5.38	6/1/2026	4,390,000	[b]	4,609,500
DaVita, Gtd. Notes	5.00	5/1/2025	2,455,000		2,455,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Health Care - 8.8% (continued)
Eagle Holding II, Sr. Unscd. Notes		7.63	5/15/2022	5,615,000	[b]	5,671,150
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	965,000	[b]	974,650
Encompass Health, Gtd. Notes		4.50	2/1/2028	1,280,000		1,297,280
Encompass Health, Gtd. Notes		4.75	2/1/2030	1,280,000		1,296,512
Encompass Health, Gtd. Notes		5.75	11/1/2024	2,566,000		2,602,437
HCA, Gtd. Notes		5.38	9/1/2026	4,820,000		5,307,784
HCA, Gtd. Notes		5.88	2/1/2029	835,000		935,200
HCA, Gtd. Notes		5.88	5/1/2023	1,880,000		2,072,700
HCA, Gtd. Notes		7.50	2/15/2022	2,410,000		2,677,028
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	4,464,000	[b]	4,134,780
Nidda BondCo, Gtd. Notes	EUR	5.00	9/30/2025	2,000,000		2,242,053
NVA Holdings, Gtd. Notes		6.88	4/1/2026	2,860,000	[b]	3,049,475
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	4,175,000	[b]	4,098,597
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	5,110,000	[b]	4,369,050
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	270,000	[b]	281,111
Tenet Healthcare, Sr. Scd. Notes		5.13	11/1/2027	4,170,000	[b]	4,314,282
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	2,445,000		2,655,881
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	7,440,000	[b]	6,882,000
					92,672,835
Industrials - 1.7%
AECOM, Gtd. Notes		5.13	3/15/2027	3,499,000		3,691,446
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	4,472,000	[b]	4,270,760
EnPro Industries, Gtd. Notes		5.75	10/15/2026	3,085,000		3,297,094
Mueller Water Products, Gtd. Notes		5.50	6/15/2026	1,854,000	[b]	1,942,065
Stevens Holding, Gtd. Notes		6.13	10/1/2026	2,208,000	[b]	2,359,800
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	2,885,000	[b]	2,711,900
					18,273,065
Information Technology - 2.3%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	4,591,000	[b]	4,768,901
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	1,875,000	[b]	1,942,969
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	3,665,000	[b]	3,733,719
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	7,580,000	[b]	8,213,385
IQVIA, Gtd. Notes		5.00	5/15/2027	1,365,000	[b]	1,433,250
RP Crown Parent, Gtd. Notes		7.38	10/15/2024	2,430,000	[b]	2,533,275
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	1,430,000	[b]	1,587,300
					24,212,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Insurance - 1.9%
AmWINS Group, Gtd. Notes	7.75	7/1/2026	3,950,000	[b]	4,266,000
Assuredpartners, Sr. Unscd. Notes	7.00	8/15/2025	2,599,000	[b]	2,611,995
GTCR AP Finance, Sr. Unscd. Notes	8.00	5/15/2027	820,000	[b]	844,600
Hub International, Sr. Unscd. Notes	7.00	5/1/2026	5,033,000	[b]	5,190,281
USI, Sr. Unscd. Notes	6.88	5/1/2025	5,170,000	[b]	5,260,372
York Risk Services Holding, Gtd. Notes	8.50	10/1/2022	2,390,000	[b]	2,440,787
				20,614,035
Internet Software & Services - .5%
Netflix, Sr. Unscd. Notes	5.88	11/15/2028	1,370,000		1,491,656
Netflix, Sr. Unscd. Notes	5.88	2/15/2025	3,555,000		3,912,775
				5,404,431
Materials - 4.9%
ARD Finance, Sr. Scd. Notes	7.13	9/15/2023	1,540,000		1,593,900
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/2023	5,492,298	[b,c]	5,711,990
Ardagh Packaging Finance, Gtd. Notes	5.25	8/15/2027	1,280,000	[b]	1,299,200
Ardagh Packaging Finance, Gtd. Notes	6.00	2/15/2025	3,460,000	[b]	3,626,426
Ardagh Packaging Finance, Sr. Scd. Notes	4.13	8/15/2026	935,000	[b]	943,181
Berry Global, Sr. Scd. Notes	4.88	7/15/2026	4,985,000	[b]	5,165,208
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/2025	540,000	[b]	495,234
Flex Acquisition, Sr. Unscd. Notes	7.88	7/15/2026	3,720,000	[b]	3,422,400
Grinding Media, Sr. Scd. Notes	7.38	12/15/2023	1,274,000	[b]	1,223,040
LABL Escrow Issuer, Sr. Scd. Notes	6.75	7/15/2026	2,825,000	[b]	2,943,297
Mauser Packaging Solutions Holding, Sr. Scd. Notes	5.50	4/15/2024	4,000,000	[b]	4,139,200
Mauser Packaging Solutions Holding, Sr. Unscd. Notes	7.25	4/15/2025	4,100,000	[b]	3,891,105
Peabody Energy, Sr. Scd. Notes	6.38	3/31/2025	4,665,000	[b]	4,621,289
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	6,925,000	[b]	7,189,016
Trivium Packaging Finance, Gtd. Notes	8.50	8/15/2027	1,770,000	[b]	1,918,238
Trivium Packaging Finance, Sr. Scd. Notes	5.50	8/15/2026	3,195,000	[b]	3,366,571
				51,549,295
Media - 9.8%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/2026	4,630,000	[b]	4,930,904
Altice Luxembourg, Gtd. Notes	7.63	2/15/2025	1,020,000	[b,c]	1,067,175
Altice Luxembourg, Gtd. Notes	7.75	5/15/2022	883,000	[b]	903,971
Altice Luxembourg, Sr. Scd. Notes	10.50	5/15/2027	2,525,000	[b]	2,851,987
AMC Networks, Gtd. Notes	4.75	8/1/2025	4,097,000		4,240,395
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2023	2,970,000	[b]	3,050,903

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Media - 9.8% (continued)
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2027	1,090,000	[b]	1,140,413
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/2025	2,015,000	[b]	2,095,600
CCO Holdings, Sr. Unscd. Notes	5.38	6/1/2029	1,500,000	[b]	1,601,250
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/2026	4,725,000	[b]	4,960,777
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/2026	2,705,000	[b]	2,860,537
CCO Holdings, Sr. Unscd. Notes	5.88	5/1/2027	1,860,000	[b]	1,971,600
CSC Holdings, Gtd. Notes	5.50	5/15/2026	4,900,000	[b]	5,169,010
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,630,000	[b]	2,928,110
CSC Holdings, Sr. Unscd. Bonds	5.25	6/1/2024	2,385,000	[c]	2,569,837
CSC Holdings, Sr. Unscd. Notes	5.75	1/15/2030	3,200,000	[b]	3,348,384
Diamond Sports Group, Gtd. Notes	6.63	8/15/2027	5,195,000	[b,c]	5,395,267
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	5,360,000	[b]	5,574,400
DISH DBS, Gtd. Notes	5.88	7/15/2022	3,120,000		3,256,500
DISH DBS, Gtd. Notes	5.88	11/15/2024	1,934,000		1,924,330
Entercom Media, Gtd. Notes	7.25	11/1/2024	885,000	[b,c]	920,400
Entercom Media, Scd. Notes	6.50	5/1/2027	1,600,000	[b]	1,676,000
Gray Television, Gtd. Notes	5.13	10/15/2024	2,450,000	[b]	2,544,937
Midcontinent Communications, Gtd. Notes	5.38	8/15/2027	2,225,000	[b]	2,347,375
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/2024	1,000,000	[b]	1,043,350
Nexstar Escrow, Sr. Scd. Notes	5.63	7/15/2027	3,000,000	[b]	3,150,000
Radiate Holdco, Sr. Unscd. Notes	6.63	2/15/2025	3,420,000	[b]	3,461,382
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/2023	1,204,000	[b]	1,244,635
Scripps Escrow, Sr. Unscd. Notes	5.88	7/15/2027	4,680,000	[b]	4,761,900
Sirius XM Radio, Gtd. Notes	5.38	7/15/2026	2,665,000	[b]	2,807,871
Sirius XM Radio, Gtd. Notes	5.50	7/1/2029	2,895,000	[b]	3,097,650
TEGNA, Gtd. Notes	5.00	9/15/2029	2,585,000	[b]	2,617,312
The EW Scripps Company, Gtd. Notes	5.13	5/15/2025	740,000	[b]	743,700
Townsquare Media, Gtd. Notes	6.50	4/1/2023	3,553,000	[b]	3,557,441
Univision Communications, Sr. Scd. Notes	5.13	2/15/2025	2,980,000	[b]	2,912,950
Virgin Media Secured Finance, Sr. Scd. Notes	5.50	5/15/2029	3,065,000	[b]	3,202,925
Ziggo, Sr. Scd. Notes	5.50	1/15/2027	1,515,000	[b]	1,586,963
				103,518,141
Metals & Mining - 2.4%
Commercial Metals, Sr. Unscd. Notes	5.75	4/15/2026	4,680,000		4,832,100
Constellium, Gtd. Notes	6.63	3/1/2025	4,825,000	[b]	5,042,125
First Quantum Minerals, Gtd. Notes	6.50	3/1/2024	1,190,000	[b]	1,140,913
First Quantum Minerals, Gtd. Notes	7.25	4/1/2023	2,040,000	[b,c]	2,019,600
Freeport-McMoRan, Gtd. Notes	4.55	11/14/2024	1,740,000		1,787,502
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	1,710,000		1,548,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Metals & Mining - 2.4% (continued)
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	4,520,000	[b]	4,604,750
Novelis, Gtd. Notes	5.88	9/30/2026	1,895,000	[b]	1,992,119
Novelis, Gtd. Notes	6.25	8/15/2024	2,625,000	[b]	2,749,687
				25,716,996
Real Estate - 2.5%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	5,505,000	[b]	5,773,369
CoreCivic, Gtd. Notes	4.63	5/1/2023	2,375,000		2,312,989
Greystar Real Estate Partners, Sr. Scd. Notes	5.75	12/1/2025	3,770,000	[b]	3,887,812
Iron Mountain, Gtd. Notes	5.25	3/15/2028	3,570,000	[b]	3,708,230
MGM Growth Properties Operating Partnership, Gtd. Notes	5.63	5/1/2024	2,200,000		2,420,000
MGM Growth Properties Operating Partnership, Gtd. Notes	5.75	2/1/2027	2,960,000	[b]	3,327,188
SBA Communications, Sr. Unscd. Notes	4.88	9/1/2024	3,025,000		3,142,219
The GEO Group, Gtd. Notes	6.00	4/15/2026	2,599,000		2,110,388
				26,682,195
Retailing - 1.7%
Beacon Roofing Supply, Gtd. Notes	4.88	11/1/2025	3,110,000	[b]	3,063,350
eG Global Finance, Sr. Scd. Notes	6.75	2/7/2025	3,055,000	[b]	2,993,900
Party City Holdings, Gtd. Notes	6.63	8/1/2026	4,270,000	[b,c]	4,237,975
Reliance Intermediate Holdings, Sr. Scd. Notes	6.50	4/1/2023	4,274,000	[b]	4,412,905
Staples, Sr. Scd. Notes	7.50	4/15/2026	2,925,000	[b]	3,020,940
				17,729,070
Technology Hardware & Equipment - 1.3%
Dell International, Gtd. Notes	7.13	6/15/2024	3,495,000	[b]	3,693,341
Everi Payments, Gtd. Notes	7.50	12/15/2025	5,180,000	[b]	5,471,375
Exela Intermediate, Sr. Scd. Notes	10.00	7/15/2023	697,000	[b,c]	392,063
Tempo Acquisition, Sr. Unscd. Notes	6.75	6/1/2025	4,025,000	[b]	4,165,875
				13,722,654
Telecommunication Services - 7.6%
Altice France, Sr. Scd. Bonds	6.25	5/15/2024	1,499,000	[b]	1,552,589
Altice France, Sr. Scd. Notes	5.50	1/15/2028	1,840,000	[b]	1,865,300
Altice France, Sr. Scd. Notes	7.38	5/1/2026	4,475,000	[b]	4,814,921
Altice France, Sr. Scd. Notes	8.13	2/1/2027	1,480,000	[b]	1,637,250
CenturyLink, Sr. Unscd. Debs., Ser. G	6.88	1/15/2028	1,180,000	[c]	1,230,150
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	1,735,000		1,804,400
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	3,155,000	[c]	3,536,282
Cincinnati Bell, Gtd. Notes	7.00	7/15/2024	2,345,000	[b]	2,180,850
CommScope, Gtd. Notes	8.25	3/1/2027	2,545,000	[b]	2,486,942
CommScope, Sr. Scd. Notes	6.00	3/1/2026	2,430,000	[b]	2,526,714

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.3% (continued)
Telecommunication Services - 7.6% (continued)
CommScope Technologies, Gtd. Notes		6.00	6/15/2025	1,425,000	[b]	1,293,188
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	4,795,000	[b]	4,890,900
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,600,000	[b]	1,725,600
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	2,485,000		2,468,698
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	2,565,000	[b,c]	2,384,655
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	3,215,000	[b]	3,246,153
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	1,930,000	[b]	2,025,535
Level 3 Financing, Gtd. Notes		5.38	5/1/2025	2,650,000		2,752,687
Level 3 Financing, Gtd. Notes		5.38	1/15/2024	2,345,000		2,397,411
Sprint, Gtd. Notes		7.13	6/15/2024	2,605,000		2,814,181
Sprint, Gtd. Notes		7.63	2/15/2025	1,140,000		1,256,850
Sprint, Gtd. Notes		7.63	3/1/2026	2,880,000		3,186,000
Sprint, Gtd. Notes		7.88	9/15/2023	3,220,000		3,545,091
Sprint Capital, Gtd. Notes		6.88	11/15/2028	1,035,000		1,130,945
Sprint Capital, Gtd. Notes		8.75	3/15/2032	1,415,000		1,748,869
Sprint Communications, Sr. Unscd. Notes		6.00	11/15/2022	2,010,000		2,140,650
Sprint Communications, Sr. Unscd. Notes		11.50	11/15/2021	890,000		1,037,963
T-Mobile USA, Gtd. Notes		4.50	2/1/2026	1,885,000		1,947,299
T-Mobile USA, Gtd. Notes		5.13	4/15/2025	3,575,000		3,713,531
T-Mobile USA, Gtd. Notes		6.00	4/15/2024	4,610,000		4,794,400
T-Mobile USA, Gtd. Notes		6.38	3/1/2025	1,630,000		1,692,690
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	1,305,000	[b]	1,321,313
West, Gtd. Notes		8.50	10/15/2025	4,640,000	[b]	3,752,600
					80,902,607
Utilities - 2.3%
AES, Sr. Unscd. Notes		6.00	5/15/2026	3,950,000		4,206,750
AmeriGas Partners, Sr. Unscd. Notes		5.88	8/20/2026	1,475,000		1,624,786
Clearway Energy Operating, Gtd. Notes		5.75	10/15/2025	3,995,000	[b]	4,219,719
NRG Energy, Gtd. Notes		5.75	1/15/2028	1,880,000		2,028,050
NRG Energy, Gtd. Notes		6.63	1/15/2027	1,980,000		2,152,458
NRG Energy, Gtd. Notes		7.25	5/15/2026	1,650,000		1,813,350
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	1,550,000		1,940,292
Vistra Operations, Gtd. Notes		5.00	7/31/2027	3,110,000	[b]	3,210,080
Vistra Operations, Gtd. Notes		5.50	9/1/2026	1,995,000	[b]	2,092,157
Vistra Operations, Sr. Unscd. Notes		5.63	2/15/2027	695,000	[b]	733,871
					24,021,513
Total Bonds and Notes (cost $911,972,943)				924,552,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 6.8%
Advertising - .4%
Clear Channel Outdoor Holdings, Term B Loan, 1 Month LIBOR +3.50%	5.54	8/23/2026	3,685,000	[d]	3,700,459
Commercial & Professional Services - .5%
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%	9.29	1/1/2026	3,065,000	[d]	2,988,375
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%	6.54	8/27/2025	2,381,955	[d]	2,394,365
				5,382,740
Consumer Discretionary - .2%
Ap Gaming I, First Lien Incremental Term B Loan, 1 Month LIBOR +3.50%	5.61	2/15/2024	2,588,463	[d]	2,581,177
Diversified Financials - .4%
VFH Parent, Initial Term Loan, 3 Month LIBOR +3.50%	6.04	3/1/2026	4,270,000	[d]	4,282,447
Energy - .2%
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%	6.85	3/11/2026	2,636,750	[d]	2,579,071
Health Care - .5%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.60	4/21/2024	2,984,733	[d]	2,438,527
Envision Healthcare, Initial Term Loan, 1 Month LIBOR +3.75%	5.79	10/10/2025	2,922,912	[d]	2,394,041
				4,832,568
Industrials - .5%
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	5.11	3/28/2025	2,738,051	[d]	2,635,689
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	7.10	5/30/2026	2,970,000	[d]	2,697,399
				5,333,088
Information Technology - 1.5%
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.11	10/31/2024	1,958,987	[d]	1,958,576
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%	7.05	2/8/2026	6,854,000	[d]	6,904,788
Finastra USA, First Lien Dollar Term Loan, 3-6 Month LIBOR +3.50%	5.70	6/16/2024	3,113,281	[d]	3,035,604
Greeneden US Holdings II, Tranche B-3 Dollar Term Loan, 1 Month LIBOR +3.25%	5.29	12/1/2023	2,593,375	[d]	2,582,561
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.79	5/3/2026	1,315,000	[d]	1,324,350
				15,805,879

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 6.8% (continued)
Insurance - 1.7%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.54	8/4/2025	9,040,000	[d]	9,197,070
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.54	2/28/2025	4,473,384	[d]	4,357,836
Sedgwick Cms, Term Loan, 1 Month LIBOR +3.25%	5.29	12/31/2025	3,950,150	[d]	3,890,582
				17,445,488
Internet Software & Services - .3%
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.78	10/11/2025	3,177,717	[d]	3,131,402
Materials - .2%
BWAY, Initial Term Loan, 3 Month LIBOR +3.25%	5.59	4/3/2024	2,214,337	[d]	2,171,589
Media - .2%
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%	5.29	8/19/2023	2,637,279	[d]	2,554,864
Retailing - .2%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	7.04	9/25/2024	2,586,802	[d]	2,496,264
Total Floating Rate Loan Interests (cost $73,393,015)			72,297,036
			Shares
Exchange-Traded Funds - 1.9%
Registered Investment Companies - 1.9%
Invesco Senior Loan ETF			181,200	[c]	4,093,308
iShares iBoxx High Yield Corporate Bond ETF			180,800	[c]	15,760,336
Total Exchange-Traded Funds (cost $19,899,230)			19,853,644
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $46,002,051)	1.89		46,002,051	[e]	46,002,051

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 6.2%
Registered Investment Companies - 6.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $65,379,110)	1.89	65,379,110	[e] 65,379,110
Total Investments (cost $1,116,646,349)		106.5%	1,128,084,804
Liabilities, Less Cash and Receivables		(6.5%)	(69,100,238)
Net Assets		100.0%	1,058,984,566

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $622,170,124 or 58.75% of net assets.

c Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $65,247,258 and the value of the collateral was $67,676,372, consisting of cash collateral of $65,379,110 and U.S. Government & Agency securities valued at $2,297,262.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon High Yield Fund

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	21,154,731	−	21,154,731
Corporate Bonds	−	903,398,232	−	903,398,232
Exchange-Traded Funds	19,853,644	−	−	19,853,644
Floating Rate Loan Interests	−	72,297,036	−	72,297,036
Investment Companies	111,381,161	−	−	111,381,161
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	113,870	−	113,870

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon High Yield Fund

September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup
United States Dollar	49,608	British Pound	40,000	10/31/19	360
Goldman Sachs
United States Dollar	9,307,857	Euro	8,450,000	10/31/19	74,880
United States Dollar	5,369,726	British Pound	4,330,000	10/31/19	38,630
Gross Unrealized Appreciation					113,870

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved

NOTES

by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

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valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

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these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2019, accumulated net unrealized appreciation on investments was $11,438,455, consisting of $29,380,709 gross unrealized appreciation and $17,942,254 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.